Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 123,081	$ 155,217	$ 651,641	$ 691,286
Cost of goods sold	91,397	119,073	489,956	539,555
Gross profit	31,684	36,144	161,685	151,731
Operating expenses
Selling, general and administrative expenses	263,874	142,905	1,069,611	559,412
Net loss from operations	(232,190)	(106,761)	(907,926)	$ (407,681)
Other income (expense)
Acquisition expenses			(275,000)
Interest expense	(167,175)	$ (1,005)	(391,319)	$ (8,282)
Loss on debt extinguishment	(34,878)
Unrealized derivative gain	289,511		44,682
Net loss	$ (144,732)	$ (107,766)	$ (1,529,563)	$ (415,963)
Net loss per share - Basic and Diluted	$ (0.01)	$ (0.00)	$ (0.06)	$ (0.02)
Weighted average shares outstanding - Basic and Diluted	25,272,779	22,764,969	24,351,705	22,764,969